Inventories	3 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Inventories	Inventories
Inventories consist of the following:

	March 31, 2025	December 31, 2024
Work in progress	$1,101	$1,088
Raw materials and supplies	789	665
Inventory reserves	(77)	(129)
Total	$1,813	$1,624
During the three months ended March 31, 2025 and 2024, the Company recognized $16 million and $31 million within cost of revenue to write down certain inventories to their estimated net realizable value. There were no significant reversals of any write-down of inventories.